Summary of Significant Accounting Policies (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Potentially anti-dilutive shares excluded from computation of earnings per share	19,437,321	23,869,458